SUBSEQUENT EVENTS (Details Narrative) - USD ($)																																							3 Months Ended				12 Months Ended
		Apr. 25, 2022	Apr. 19, 2022	Apr. 14, 2022	Apr. 12, 2022	Apr. 12, 2022	Apr. 05, 2022	Mar. 24, 2022	Mar. 23, 2022	Mar. 21, 2022	Mar. 21, 2022	Mar. 17, 2022	Mar. 16, 2022	Mar. 11, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 04, 2022	Mar. 01, 2022	Feb. 25, 2022	Feb. 14, 2022	Feb. 14, 2022	Feb. 08, 2022	Feb. 03, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 24, 2022	Jan. 21, 2022	Jan. 20, 2022	Jan. 14, 2022	Jan. 13, 2022	Jan. 13, 2022	Jan. 12, 2022	Jan. 04, 2022	Jan. 03, 2022	Apr. 02, 2021	Jan. 20, 2021	Jan. 02, 2021	Mar. 27, 2020	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Apr. 04, 2022	Mar. 03, 2022	Feb. 10, 2022	Jan. 27, 2022	Jan. 11, 2022	Jan. 10, 2022	Jan. 02, 2022	Sep. 02, 2021	Sep. 01, 2021	Aug. 11, 2021	Aug. 10, 2021	Aug. 03, 2021	Aug. 02, 2021	Apr. 19, 2021	Aug. 14, 2020	Aug. 13, 2020	Jun. 11, 2020	Jun. 10, 2020	Jun. 06, 2020	Jun. 05, 2020	Jun. 04, 2020	Sep. 17, 2019	Sep. 16, 2019	Sep. 15, 2019	Jul. 23, 2019	Jul. 22, 2019	Jun. 13, 2019	Jun. 12, 2019
Subsequent Event [Line Items]
Common Stock, Shares Authorized																																							15,000,000,000				15,000,000,000	15,000,000,000		2,000,000,000											2,000,000,000	1,000,000,000	1,000,000,000	500,000,000	500,000,000	200,000,000	200,000,000	10,000,000,000	5,000,000,000	5,000,000,000	2,000,000,000	2,000,000,000	10,000,000,000		10,000,000,000	5,000,000,000	1,500,000,000	1,500,000,000	975,000,000	975,000,000	900,000,000
Debt Conversion, Converted Instrument, Amount																																							$ 414,756		$ 390,174			$ 1,446,528		$ 1,077,715		$ 866,299
Common Stock, Par or Stated Value Per Share																																							$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Salary and Wage, Excluding Cost of Good and Service Sold																																							$ 658,139		$ 1,243,130			$ 1,909,183		$ 585,931
Employment Contracts 1 [Member]
Subsequent Event [Line Items]
[custom:DefinedBenefitPlansGeneralInformation1]																																					On January 1, 2021, the Company dismissed Richard Hylen as CEO, and appointed him as the Chairman and Secretary of the company, and the President of Satel Group Inc., a wholly owned subsidiary of the company, and pursuant with the Employment Agreement and Director Agreement dated January 1, 2021. These Agreements replaced all previous agreements. Mr. Hylen will receive an annual salary of $200,000 to be paid in equal monthly installments. Amounts unpaid will accrue annual interest of 6% and may be converted to Convertible Preferred Series A stock of the company in value of $268.50 per share and under the conversion guidelines of the Certificate of designation for Convertible Preferred Series A stock. Pursuant to the agreement, the company issued 500 Preferred Series B shares. Said shares are control shares and have voting rights only. As Director the undersigned is hereby granted $25,000 of Convertible Preferred Series A shares of the company. On January 20, 2021, the Company issued 93 shares, valued at $25,000.
Salary and Wage, Excluding Cost of Good and Service Sold																																												200,000
Employment Contracts 2 [Member]
Subsequent Event [Line Items]
[custom:DefinedBenefitPlansGeneralInformation1]																																					On January 1, 2021, the Company appointed Jef Lewis as a Director and the Chief Executive Officer, President and Treasurer of the company and pursuant with the Employment Agreement and Director Agreement dated January 1, 2021. These Agreements will replace all previous agreements. The employee will receive an annual salary of $200,000 to be paid in equal monthly installments. Amounts unpaid will accrue annual interest of 6% and may be converted to Convertible Preferred Series A stock of the company in value of $268.50 per share and under the conversion guidelines of the Certificate of designation for Convertible Preferred Series A stock. Pursuant to the agreement, the company issued 500 Preferred Series B shares on January 20, 2021. Said shares are control shares and have voting rights only. As Director the undersigned is hereby granted $25,000 of Convertible Preferred Series A shares. On January 20, 2021, the Company issued 93 shares of Convertible Series A stock valued at $25,000.
Salary and Wage, Excluding Cost of Good and Service Sold																																												200,000
Employment Contracts 3 [Member]
Subsequent Event [Line Items]
[custom:DefinedBenefitPlansGeneralInformation1]																																					On January 1, 2021, the Company appointed Samuel Berry as a Director and the Chief Operations Officer of the company and pursuant with the Employment Agreement and Director Agreement dated January 1, 2021. These Agreements will replace all previous agreements. The employee will receive an annual salary of $100,000 to be paid in equal monthly installments. Amounts unpaid will accrue annual interest of 6% and may be converted to Convertible Preferred Series A stock of the company in value of $268.50 per share and under the conversion guidelines of the Certificate of designation for Convertible Preferred Series A stock. The company issued to the employee $50,000 of Preferred Series A shares at a value of $268.50 per share. As Director the undersigned is hereby granted $25,000 of Preferred Series A shares of the company, pursuant with the Certificate of Designation for conversion rights of said shares. On January 20, 2021, the Company issued 279 shares of Convertible Preferred Series A shares, pursuant to these agreements.
Salary and Wage, Excluding Cost of Good and Service Sold																																												100,000
Employment Contracts 4 [Member]
Subsequent Event [Line Items]
[custom:DefinedBenefitPlansGeneralInformation1]																																					On March 1, 2021, the Company appointed Bennett Buchanan as a Director and of the company and pursuant with the Employment Agreement and Director Agreement dated March 3, 2021. Pursuant to the Employment Agreement, Mr. Buchanan will be employed on at-will basis and receive an annual salary of $100,000 payable in monthly installments, with unpaid amounts accruing interest at the rate of 6% per annum. Unpaid salary may be converted by Mr. Buchanan into shares of Convertible Series A Preferred Stock of the Company. On March 4, 2021, the Company issued 93 shares of Convertible Series A Preferred Stock, valued at $25,000, pursuant to the Employment Agreement.
Salary and Wage, Excluding Cost of Good and Service Sold																																												$ 100,000
Employment Contracts 5 [Member]
Subsequent Event [Line Items]
[custom:DefinedBenefitPlansGeneralInformation1]																																			On April 1, 2021, the company renewed an Employee Agreement with Mike Schatz. The employee will receive an annual salary of $125,000 to be paid in equal monthly installments. Any unpaid amounts will accrue annual interest of 6% and may be converted to common stock of the company at fair market value on the date of conversion.
Salary and Wage, Excluding Cost of Good and Service Sold																																											$ 125,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																							49,000				49,000	30,746		41,572
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																							1,500				1,500	1,500		500
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																																							461	[1]	12,963	[1]		14,192	[2]	1,890	[2]
Debt Conversion, Converted Instrument, Amount	[1]
Stock Issued During Period, Shares, Issued for Services																																							93	[1]	559	[1]		559	[2]
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member] | Employment Contracts 1 [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																					25,000
Stock Issued During Period, Shares, Reverse Stock Splits																																				93
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member] | Employment Contracts 2 [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																					25,000
Stock Issued During Period, Shares, Reverse Stock Splits																																				93
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member] | Employment Contracts 3 [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																					25,000
Stock Issued During Period, Shares, Issued for Services																																					50,000
Stock Issued During Period, Shares, Reverse Stock Splits																																				279
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member] | Employment Contracts 4 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits																																				93
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																																							(126,373,667)	[1]	(20,784,050)	[1]		(74,842,217)	[2]	(8,119,147)	[2]
Debt Conversion, Converted Instrument, Amount	[1]																																						$ 27,322		$ 1,094
Debt Conversion, Converted Instrument, Shares Issued																																							273,219,132	[1]	10,944,128	[1]		106,219,740	[2]	24,495,581	[2]	14,128	19
[custom:CashlessWarrantExerciseShares]	[2]																																											6,927,827
Stock Issued During Period, Shares, Reverse Stock Splits																																						23								23	[2]
Preferred Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount
Stock Issued During Period, Shares, Issued for Services																																									1,000			1,000
Preferred Stock [Member] | Series B Preferred Stock [Member] | Employment Contracts 1 [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																					500
Preferred Stock [Member] | Series B Preferred Stock [Member] | Employment Contracts 2 [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																					500
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized							15,000,000,000																						5,000,000,000	2,000,000,000	2,000,000,000																			5,000,000,000
Debt Conversion, Converted Instrument, Amount		$ 21,750	$ 6,638	$ 19,200	$ 20,100	$ 21,750		$ 3,550		$ 13,400	$ 13,400	$ 13,400	$ 2,988	$ 15,050		$ 19,500		$ 21,200	$ 23,000	$ 27,000	$ 28,350		$ 16,288	$ 21,300			$ 40,500		$ 22,000	$ 23,100		$ 36,000	$ 40,079	$ 52,500
Common Stock, Par or Stated Value Per Share																													$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Fourth Man LLC
Subsequent Event [Line Items]
Notes Payable																																																							$ 140,000
Subsequent Event [Member] | Sixth Street Lending LLC
Subsequent Event [Line Items]
Notes Payable																																																				$ 48,750		$ 53,750
Subsequent Event [Member] | Mast Hill Fund, L.P.
Subsequent Event [Line Items]
Notes Payable																																																			$ 63,000		$ 279,000
Subsequent Event [Member] | Mammoth Corporation
Subsequent Event [Line Items]
Notes Payable																																																			$ 27,500
Subsequent Event [Member] | Jef Lewis
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																																								186
Subsequent Event [Member] | Sam Berry
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																																								186
Subsequent Event [Member] | Bennett Buchanan
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																																								186
Subsequent Event [Member] | Richard Hylen
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																																																								186
Subsequent Event [Member] | Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		116		62			68		60			78			78							63						52					66
Stock Issued During Period, Shares, Issued for Services																	93
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		38,932,500		33,294,000			30,430,000		26,850,000			20,943,000			20,943,000							11,276,667						6,981,000					10,740,000
Debt Conversion, Converted Instrument, Shares Issued		39,545,454	12,068,182	31,475,410	31,406,250	33,984,375		8,964,844		20,937,500	20,937,500	20,937,500	4,458,955	20,000,000		17,727,273		17,666,667	17,692,308	16,875,000	17,718,750		9,580,882	12,529,412			13,500,000		11,000,000	11,000,000	12,000,000		9,192,541	10,500,000
[custom:CashlessWarrantExerciseShares]																									9,711,786	917,764

[1]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.
[2]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.